Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Outstanding loans as per product type
Total lending portfolio	kr 273,448	kr 237,224
Concessionary loans outstanding	361	315
CIRR-System
Outstanding loans as per product type
Total lending portfolio	94,241	87,872
Lending to Swedish exporters
Outstanding loans as per product type
Total lending portfolio	128,399	109,281
Lending to exporters' customers
Outstanding loans as per product type
Total lending portfolio	145,049	127,943
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending portfolio	kr 94,241	kr 87,872